FINANCE INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Income and Expenses

	2018	2017	2016
FINANCE INCOME
Income from financial investments	116	205	317
Interest on sale of energy	352	261	277
Foreign exchange variations	—	19	62
Monetary variations	19	46	106
Monetary variations – CVA (Note 15)	62	—	204
Monetary updating of escrow deposits	34	191	46
Pasep and Cofins charged on finance income (2)	(68)	(53)	(88)
Gains on financial instruments – swap (Note 32)	893	—	—
Finance income from advance payments	29	—	—
Inflation adjustment in arbitration case (1) (Note 17)	77	—	—
Borrowing costs paid by related parties (Note 31)	56	—	—
Other	136	135	117

	1,706	804	1,041
FINANCE EXPENSES
Charges on loans and financings	(1,257)	(1,466)	(1,860)
Cost of debt – amortization of transaction cost (Note 22)	(33)	(67)	(68)
Foreign exchange variations – loans and financing (Note 22)	(582)	(73)	(35)
Foreign exchange variations – Itaipu	(29)
Monetary updating – loans and financings (Note 22)	(134)	(109)	(245)
Monetary updating – onerous concessions	(3)	—	(3)
Charges and monetary updating on post-employment obligations (Note 24)	(68)	(65)	(103)
Losses on financial instruments (Note 32)	—	(32)	—
Monetary updating – CCEE obligations	—	—	(10)
Monetary updating – CVA	—	(41)	—
Monetary updating – AFAC	—	239	—
Monetary updating – Advance sales of energy supply (Note 8)	(11)	(45)	—
Adjustment to present value	—	(2)	—
Other	(107)	(139)	(154)

	(2,224)	(1,800)	(2,478)

NET FINANCE INCOME (EXPENSES)	(518)	(996)	(1,437)

(1)

inflation and other adjustments on the debt assumed by Energimp arising from the decision in favor of the company in arbitration, originating from non-compliance with the deadline for wind farms to start operation, agreed in the acquisition of a 49% interest in them, in 2009. For more information see Note 17.

(2)	The Pasep and Cofins expenses apply to Interest on Equity.